Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 7,324	$ 5,565
Accounts receivable, less allowance for doubtful accounts of $168 in 2011 and 2010	12,885	8,202
Prepaid expenses	281	341
Refundable income taxes	2	14
Other current assets	717	600
Total current assets	21,209	14,722
Property and equipment,	26,079	27,265
Leased property under capital leases, net	5,984	5,314
Noncurrent deferred tax asset	8	8
Other assets, net	87	28
Total assets	53,367	47,337
Current Liabilities:
Current portion of obligations under capital leases	1	1
Accounts payable	9,643	5,173
Accrued payroll and other compensation	755	383
Accrued income taxes	20
Other accrued taxes	260	269
Deferred Revenues	2,105	1,988
Other liabilities and accrued expenses	406	318
Total current liabilities	13,190	8,132
Obligations under capital leases	227	228
Common Class A [Member]
Current Liabilities:
Common Stock	32	32
Common Class B [Member]
Current Liabilities:
Common Stock	6	6
Paid-in capital	58,413	58,216
Accumulated deficit	(18,501)	(19,277)
Total shareholders’ equity	39,950	38,977
Total liabilities and shareholders’ equity	$ 53,367	$ 47,337